Risk and Capital Management - Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value (Detail) - Currency, commodities, and ratios [Member]
R$ in Millions
	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
NTN-C [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,096	R$ 4,936
DV01	(2.70)	(2.87)
NTN-B [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 6,091	R$ 5,343
DV01	(7.17)	(6.78)
LTN [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance		R$ 279
DV01		(0.09)
Indexed to IPCA [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 259	R$ 336
DV01	(0.06)	(0.10)
Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 10	R$ 31
Floating assets [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	4,085	5,132
Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,575	R$ 6,856